Long-Term Debt and Other Financial Liabilities, CMBFL Sale and Leaseback (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Installment Affiliate	Jun. 22, 2021 USD ($)	Dec. 31, 2020 USD ($)
Sale and Leaseback Transaction [Abstract]
Balance outstanding	$ 218,551		$ 173,289
CMBFL Sale and Leaseback [Member]
Sale and Leaseback Transaction [Abstract]
Face amount		$ 30,900
Number of affiliates of CMBFL in sale and leaseback transaction | Affiliate	2
Term of charter contract	5 years
Minimum liquidity to be maintained in earnings account	$ 550
Minimum value maintenance ratio to be maintained	1.20
Number of consecutive payment installments | Installment	20
Frequency of periodic payment	quarterly
Installment payment	$ 780
Balloon payment	$ 15,300
Maturity date	Jun. 28, 2026
Balance outstanding	$ 29,340
CMBFL Sale and Leaseback [Member] | Maximum [Member]
Sale and Leaseback Transaction [Abstract]
Corporate leverage ratio	85.00%
CMBFL Sale and Leaseback [Member] | LIBOR [Member]
Sale and Leaseback Transaction [Abstract]
Margin on variable rate	3.50%